UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wilson, Kemp & Associates, Inc
Address: 255 E. Brown Street, Suite 200

         Birmingham, MI  48009

13F File Number:  28-14578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rose Bennett
Title:     VP Compliance
Phone:     248-594-5218

Signature, Place, and Date of Signing:

     Rose Bennett     Birmingham, MI     January 17, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10331                      Comerica Bank
       28-12565	                     Comerica Securities

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     116

Form13F Information Table Value Total:     $189,247  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3698    45249 SH       Sole                                      45249
AFLAC Incorporated             COM              001055102      631    14581 SH       Sole                                      14581
AT&T Inc.                      COM              00206R102     2768    91518 SH       Sole                                      91518
Abbott Laboratories            COM              002824100     3156    56118 SH       Sole                                      56118
Air Products & Chemical        COM              009158106      403     4725 SH       Sole                                       4725
Allstate Corporation           COM              020002101      417    15222 SH       Sole                                      15222
Altria Group                   COM              02209S103      238     8025 SH       Sole                                       8025
Ameren Corporation             COM              023608102      225     6800 SH       Sole                                       6800
American Electric Power        COM              025537101      312     7550 SH       Sole                                       7550
Amgen, Inc.                    COM              031162100      278     4322 SH       Sole                                       4322
Applied Nanotech Holdings      COM              63007X108        3    11000 SH       Sole                                      11000
Aqua America Inc Com           COM              03836W103      203     9200 SH       Sole                                       9200
Archer Daniels Midland         COM              039483102      412    14397 SH       Sole                                      14397
Automatic Data Processing      COM              053015103     4496    83235 SH       Sole                                      83235
BP PLC                         COM              055622104     2719    63621 SH       Sole                                      63621
Baker Hughes                   COM              057224107      281     5774 SH       Sole                                       5774
Bank of America Corp.          COM              060505104      511    91911 SH       Sole                                      91911
Baxter International           COM              071813109      277     5600 SH       Sole                                       5600
Berkshire Hathaway Inc. Cl. B  COM              084670702      489     6404 SH       Sole                                       6404
Block (H&R) Inc.               COM              093671105      343    21029 SH       Sole                                      21029
Boeing Company                 COM              097023105     3213    43800 SH       Sole                                      43800
Bristol-Myers Squibb Company   COM              110122108     3630   103020 SH       Sole                                     103020
Caterpillar Tractor Company    COM              149123101      454     5014 SH       Sole                                       5014
Cepheid Com                    COM              15670R107      206     6000 SH       Sole                                       6000
Chevron Corporation            COM              166764100     2012    18911 SH       Sole                                      18911
Chubb Corporation              COM              171232101      805    11636 SH       Sole                                      11636
Cincinnati Financial           COM              172062101      386    12683 SH       Sole                                      12683
Cintas Corporation             COM              172908105      339     9750 SH       Sole                                       9750
Cisco Systems                  COM              17275R102      771    42622 SH       Sole                                      42622
Citigroup                      COM              172967424      727    27615 SH       Sole                                      27615
Clorox Co.                     COM              189054109      226     3400 SH       Sole                                       3400
Coca-Cola Company              COM              191216100     2460    35157 SH       Sole                                      35157
Colgate-Palmolive Company      COM              194162103     1783    19300 SH       Sole                                      19300
Comerica, Inc.                 COM              200340107      724    28062 SH       Sole                                      28062
Computer Sciences Corporation  COM              205363104      589    24854 SH       Sole                                      24854
Conagra Foods, Inc.            COM              205887102     1151    43587 SH       Sole                                      43587
ConocoPhillips                 COM              20825C104     1130    15502 SH       Sole                                      15502
Consolidated Edison            COM              209115104      858    13825 SH       Sole                                      13825
Costco Corporation             COM              22160K105      242     2904 SH       Sole                                       2904
DTE Energy                     COM              233331107      285     5226 SH       Sole                                       5226
Disney (Walt) Company          COM              254687106     3118    83155 SH       Sole                                      83155
Dominion Resources             COM              25746U109      591    11133 SH       Sole                                      11133
Dow Chemical                   COM              260543103     1990    69200 SH       Sole                                      69200
Du Pont (E.I. de Nemours)      COM              263534109     1275    27861 SH       Sole                                      27861
Duke Energy Corp.              COM              26441C105     1875    85246 SH       Sole                                      85246
EMC Corporation                COM              268648102     1560    72415 SH       Sole                                      72415
Emerson Electric Company       COM              291011104     2323    49851 SH       Sole                                      49851
Essex Property Trust Inc.      COM              297178105      211     1500 SH       Sole                                       1500
Exelon Corporation             COM              30161N101      904    20848 SH       Sole                                      20848
Exxon Mobil Corporation        COM              30231G102     9248   109110 SH       Sole                                     109110
Fastenal                       COM              311900104     1026    23526 SH       Sole                                      23526
Fifth Third Bancorp Com        COM              316773100      144    11300 SH       Sole                                      11300
General Dynamics Corporation   COM              369550108      286     4300 SH       Sole                                       4300
General Electric Company       COM              369604103     5147   287404 SH       Sole                                     287404
HCC Insurance Holdings         COM              404132102      425    15450 SH       Sole                                      15450
Halliburton Company            COM              406216101      928    26900 SH       Sole                                      26900
Heinz H.J. Co.                 COM              423074103      211     3900 SH       Sole                                       3900
Home Depot Incorporated        COM              437076102     1284    30532 SH       Sole                                      30532
Huntington Bancshares Inc.     COM              446150104       74    13500 SH       Sole                                      13500
Illinois Tool Works            COM              452308109      304     6500 SH       Sole                                       6500
Intel Corporation              COM              458140100     4327   178433 SH       Sole                                     178433
International Business Machine COM              459200101    14403    78328 SH       Sole                                      78328
J.P. Morgan Chase & Co.        COM              46625H100     2058    61889 SH       Sole                                      61889
Johnson & Johnson              COM              478160104     6186    94326 SH       Sole                                      94326
KeyCorp                        COM              493267108      165    21400 SH       Sole                                      21400
Kimberly Clark Corp.           COM              494368103     3295    44797 SH       Sole                                      44797
Kraft Foods Inc.               COM              50075N104     2784    74523 SH       Sole                                      74523
Lilly, Eli & Company           COM              532457108     1648    39663 SH       Sole                                      39663
Lincoln National Corporation   COM              534187109      203    10460 SH       Sole                                      10460
Marathon Oil Corp.             COM              565849106      388    13241 SH       Sole                                      13241
Marathon Petroleum Corp.       COM              56585A102      244     7321 SH       Sole                                       7321
Marsh & McLennan Companies     COM              571748102      588    18600 SH       Sole                                      18600
McDonald's Corporation         COM              580135101     3842    38290 SH       Sole                                      38290
Medtronic Inc.                 COM              585055106     1435    37520 SH       Sole                                      37520
Merck & Company                COM              58933Y105     5513   146222 SH       Sole                                     146222
Microsoft Corporation          COM              594918104     2417    93120 SH       Sole                                      93120
Newell Rubbermaid Inc.         COM              651229106      171    10570 SH       Sole                                      10570
NextEra Energy Inc.            COM              65339F101     1512    24842 SH       Sole                                      24842
Nordstrom Inc.                 COM              655664100      333     6700 SH       Sole                                       6700
Novartis AG                    COM              66987V109      354     6200 SH       Sole                                       6200
Nuvasive                       COM              670704105      195    15500 SH       Sole                                      15500
PNM Resources, Inc.            COM              69349H107      386    21200 SH       Sole                                      21200
Parexel International Corp.    COM              699462107      228    11000 SH       Sole                                      11000
Paychex Inc.                   COM              704326107      814    27046 SH       Sole                                      27046
Pepsico, Incorporated          COM              713448108     7262   109451 SH       Sole                                     109451
Pfizer Incorporated            COM              717081103     5156   238268 SH       Sole                                     238268
Philip Morris Int'l Inc.       COM              718172109      630     8025 SH       Sole                                       8025
Pinnacle West Cap. Corp.       COM              723484101     1730    35905 SH       Sole                                      35905
Plum Creek Timber Co. LP       COM              729251108     1088    29760 SH       Sole                                      29760
Procter & Gamble Company       COM              742718109     3797    56914 SH       Sole                                      56914
Progress Energy Inc.           COM              743263105     2616    46695 SH       Sole                                      46695
Qualcomm Incorporated          COM              747525103     1439    26300 SH       Sole                                      26300
RPM Intl., Inc.                COM              749685103      490    19960 SH       Sole                                      19960
Raytheon Co.                   COM              755111507     1074    22190 SH       Sole                                      22190
Resmed, Inc.                   COM              761152107     1196    47100 SH       Sole                                      47100
Rockwell Automation Inc        COM              773903109     2650    36114 SH       Sole                                      36114
Rockwell Collins, Inc.         COM              774341101      943    17026 SH       Sole                                      17026
Royal Dutch Shell              COM              780259206     1793    24535 SH       Sole                                      24535
Schlumberger Ltd.              COM              806857108      498     7283 SH       Sole                                       7283
Southern Company               COM              842587107      623    13461 SH       Sole                                      13461
Spectra Energy Corp.           COM              847560109     1496    48653 SH       Sole                                      48653
Starbucks Corp                 COM              855244109      380     8250 SH       Sole                                       8250
Stryker Corporation            COM              863667101      674    13549 SH       Sole                                      13549
SunTrust Banks                 COM              867914103      410    23150 SH       Sole                                      23150
Sysco Corporation              COM              871829107      332    11321 SH       Sole                                      11321
Target Corporation             COM              87612E106     1828    35681 SH       Sole                                      35681
Texas Instruments              COM              882508104      263     9039 SH       Sole                                       9039
The Hershey Company            COM              427866108     1149    18600 SH       Sole                                      18600
Travelers Inc.                 COM              89417E109      567     9579 SH       Sole                                       9579
United Parcel Service Cl B     COM              911312106     1430    19533 SH       Sole                                      19533
United Technologies Company    COM              913017109      223     3050 SH       Sole                                       3050
Verizon Communications         COM              92343V104     2747    68469 SH       Sole                                      68469
Vodafone Group PLC             COM              92857W209     2904   103594 SH       Sole                                     103594
Wal-Mart Stores                COM              931142103     8404   140628 SH       Sole                                     140628
Walgreen Co.                   COM              931422109     2183    66044 SH       Sole                                      66044
Wells Fargo & Co.              COM              949746101     1013    36758 SH       Sole                                      36758